Operating expenses (Schedule of detailed information about components of general and administrative expenses) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	$ 154,007	$ 197,208	$ 305,338
General and administrative [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	49,702	56,720	63,936
Rent and occupancy [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	37,153	64,647	70,674
Office insurance [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	2,024	26,812	117,615
Investor relations, listing and filing fees [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	49,537	49,029	53,113
Loss on settlement of accounts payable [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	$ 15,591	$ 0	$ 0